Angel Oak Mortgage Trust 2023-6 ABS-15G

Exhibit 99.18

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
2023060426	XXX	Sold	1	1	1	1	Verified Credit history - Mid FICO of XXX exceeds the minimum required of 720 by XXX points.;	XXX Missing Verification of Liability (Contingent or Otherwise) - Missing VOM or documentation to verify property is owned Free & Clear for XXX. If no liability, verification of XXX payment required. - XXX - Exception is cleared with the attached condominium deed evidencing that the property was sold XXX XXX Exception Cleared;

XXX Discrepancy between 1003 and documentation stated and/or verified in file - Lender to provide corrected final 1003 with following to be added to REO schedule: XXX documented on p424-441. - XXX - Exception is cleared with the attached condominium deed evidencing that the property has been sold. XXX Exception Cleared;

XXX is Incomplete - Missing final Settlement Statement-

1) Settlement Statement pg 131 reflects borrower as "XXX" and signed by our borrower as agent for XXX and for XXX on p132. Borrower Executed Note, Mortgage, and XXX as individual and as Member of XXX (pg 458/p578/ pg 541). Deed from XXX to XXX in file pg 220;

2) Settlement statements reflects a XXX disbursement however, Pre-Paid Interest from date is XXX. - XXX - Exception is cleared with the attached borrower signed corrected settlement statement.XXX Exception Cleared;

XXX Guideline Exception(s) - XXX DSCR score < XXX minimum required for cash-out refinance > XXX LTV using fully amortizing payment for IO loan. Lender XXX DSCR score qualified with ITI payment on DSCR w/s on p446. - XXX "I believe you may be calculating the XXX based on XXX year amortization. According to our guidelines for DSCR we would amortize over XXX years for qualifying payment." ** Agree. Per lender guide, Qualify the Applicant at the start rate based on a XXX year term, unless the loan qualifies to utilize the Interest Only payment to calculate the DSCR. Cash out refinance, thus qualifying payment based on XXX year term; Rent XXX / XXX = XXX (XXX Yr Amort XXX + T XXX + I XXX = XXX). XXX Exception Cleared;

2023060475	XXX	Sold	2	2	1	1	Verified reserves - Borrower has XXX months of verified reserves when only 6 months are required. ; Minimal outstanding debt - Residual income of over XXX/mth.;	XXX Back-end Ratio exception (DTI) - oved DTI XXX > XXX, Client Comment: XXX - Recd response from investor, "Per XXX, they do not have the lease agreements on XXX REOs listed on the 1003 which is one of the suspense items. We would be willing to grant an exception up to XXX DTI based in the discretionary income. I think they still have other suspense items to obtain. We will follow up on those." ** Refer XXX - Recd updated 1008/1003 with DTI XXX due to removal of rental income. XXX Exception Overridden to XXX;

XXX Missing proof of XXX payment on non-subject property - 1) Missing evidence of HOI for REO XXX. HOI is not currently escrowed on mortgage statement. (pg 91;

2) Missing evidence of HOI for REO XXX HOI is not currently escrowed on mortgage statement. (pg 87)

, Client Comment: XXX - Recd response from investor, "We are ok with granting an exception for the XXX DTI." XXX Exception Overridden to XXX;	XXX File Documentation is Incomplete - Business Narratives for XXX, XXX are unsigned by the borrower. (pg 442-443) (REF G/L pg 16) - XXX - Exception is cleared with the attached borrower electronically signed business narratives. XXX Exception Cleared;

XXX Missing Lease Agreement and/or Not Executed - 1) Missing copy of executed lease agreement and evidence of XXX most recent months of receipt for rental income supporting XXX/month included in qualifying DTI for REO XXX.;
2) Missing copy of executed lease agreement and evidence of XXX most recent months of receipt for rental income supporting XXX/month included in qualifying DTI for REO XXX

*Unable to finalize DTI without receipt. - excluding rental income from these properties increases DTI from XXX toXXX*

(REF G/L pg 17) - XXX - Recd response from investor, "Per XXX, they do not have the lease agreements on XXX REOs listed on the 1003 which is one of the suspense items. We would be willing to grant an exception up to XXX DTI based in the discretionary income. I think they still have other suspense items to obtain. We will follow up on those." ** Refer XXX - Recd updated 1008/1003 with DTI XXX due to removal of rental income.XXX Exception Cleared;

XXX Missing Underwriter Loan oval - Missing lender loan oval. - XXX - Exception is cleared with the attached copy of the updated 1008 /1003; application has been signed by the borrower to evidence acknowledgment of the removal of rental income. XXX Exception Cleared;

XXX Income Documentation is Insufficient - Missing XXX months business bank statements covering XXX for XXX  XXX XXX and XXX utilized for qualifying income.  *Unable to finalize DTI or qualifying income without receipt.*- XXX Calc - XXX Business pg 391, XXX Business pg 408, XXX Business pg 425) - XXX - Exception is cleared with the attached XXX mos bank statements. XXX Exception Cleared;

XXX Missing Letter of Explanation - Missing letter of explanation from borrower addressing XXX-day late payment on XXX Auto leasee XXX  inXXX. (pg 351);
 - XXX - Exception is cleared with the attached letter of explanation; electronic payment submitted not processed.XXX Exception Cleared;

XXX Questionable Occupancy - Missing supporting documentation that relocation from XXX to XXX will not impact income or ability to repay. - XXX - Exception is cleared with the attached borrower signed attestation; borrower is a board-certified physician and can work anywhere in the country for similar pay, a majority of administrative meetings are performed virtually and there is other staff to handle other at location administrative duties, XXX is an easier hub for travel for business development, and the borrower also utilizes XXX when practicing medicine. Signed intent to occupy letter also provided. XXX Exception Cleared;

2023060479	XXX	Sold	1	1	1	1	Verified employment history - Borrower has been self employed XXX years as evidenced by XXX and tax preparer letter. ;	NOTE XXX Note Rider (XXX) is not Executed - Note XXX Rider is not executed. (pg 884) - XXX - Exception is cleared with the attached executed XXX. NOTE XXX Exception Cleared;

XXX Fraud report alerts have not been addressed - Missing fraud report with all alerts satisfactorily addressed and cleared.  - XXX - Exception is cleared with the attached fraud report; drive scores > XXX with all high/med risk fraud findings cleared. Low risk fraud findings clear with lox in file and CDA. FRAUD XXX  Exception Cleared;

GIFT XXX Missing Gift Letter - Missing satisfactory gift letter for XXX  sent directly from XXX account ending XXX to XXXe (pg 349, 363-364) -XXX - Exception is cleared with the attached gift letter. IFT XXX  Exception Cleared;

APRV XXX Underwriting Loan oval is Deficient - Missing lender loan oval. - XXX - Exception is cleared with the attached UW Decision. APRVXXX Exception Cleared;

XXX XXX Purchase Contract is Deficient - Missing Purchase contract addendum increasing EMD to XXX to match final CD, or corrected CD if EMD is incorrect on final CD. (pg 780/647) - XXX - "Email from XXXe no additional EM provided the difference was from the gift." ** Agree with lender posted response. Minimum XXX satisfied by borrower; additional funds were gifts from donors .XXX  XXX Exception Cleared;

2023060480	XXX	Sold	1	1	1	1	XXX XXX Underwriting Loan oval is Deficient - ADDED XXX -Loan program changed to asset utilization. Missing lender oval with corresponding 1008/1003. - XXX - "Attached is the 1003 with the income but can you waive condition as far as it being borrower signed? The borrower did not change the program, we changed it to a different calc at longruns request." Included is a copy of the 1003 for B2. ** Agree, change is deemed immaterial as only the program changed; borrower was qualified using the same assets. XXX XXX Exception Cleared;

GIDE XXX Guideline Exception(s) - Per the XXX overlays, investor will not accept Asset Connect doc type. - XXX - Recd Expanded Access Asset Utilization Worksheet. Refer to new exception APV XXX  XXX Exception Cleared;

2023060478	XXX	Sold	2	1	1	2	Verified Credit history - Borrower mid Fico XXX w/a minimum requirement of 680; Verified reserves - XXX mths verified reserves w/a minimum requirement of 6	XXX Potential Flip Transaction - Lender acknowledged exception for non arms length flip transaction < XXX > XXX increase in value (XXX, Current value/sales price XXX). aiser notes an increased value is warranted due to recent improvements made by seller. Upgrades included updating kitchen and bathrooms.) ** Pending investor acknowledgment of exception), Client Comment: XXX - Exception overridden to XXX, as per investor response posted XXX. Review DTI XXX < XXX when calculating qualifying payments on student loan debt at XXX, as per lender guide. XXX Exception Overridden to XXX;	XXX Missing Required Second Appraisal - Missing XXX full Appraisal to support value of XXX as required for flip transactions XXX Days w/value increase > XXX Subject prior sale XXX for XXX - XXX - Exception is cleared with the attached copy of the XXXAppraisal; value XXX > XXX OriginalAppraised Value, variance < XXX XXX Exception Cleared;

XXX XXX Missing Initial Loan Estimate - Missing Initial LE provided XXX Disclosure tracking confirms receipt XXX (pg 43/645) -XXX- Exception is cleared with the attached copy of the initial LE. TI D XX 0Exception Cleared;

GIDE XXX Guideline Exception(s) - Funds used for asset utilization from sale of REO on XXX.  Note date is XXX.  Funds do not meet the seasoning requirement of XXX days. - XXX - "Post-close net liquid assets are XXX XXX Checking acc XXX + XXX XXX XXX PFA income calculations and bank statement with the funds, Cash to close was XXX we had set aside XXX for cash to close on the income calculator, The post close liquid net assets is XXX XXX Recd response from investor (PM), "There is no reserve requirement for this program. The "Requirement" section highlighted below is the requirement for assets being amortized for qualifying income, not post-closing reserves. XXX Exception Cleared;

2023060468	XXX	Sold	2	2	1	1	Verified reserves - Borrower has XXX mths verified reserves w/a minimum requirement of 6; Verified Credit history - Borrower has a mid FICO of XXX w/a minimum requirement of 660 for 12 mth Bank Statement program.; Low DTI - DTI is XXX w/a max allowed of XXX	XXX Guideline Exception(s) - Borrower is a XXX and the per the note closed on an IO program. Per the guidelines, First Time Home Buyers not allowed on Interest Only or DSCR Program.

, Client Comment: Investor acknowledged exception based on the following compensating factors: Borrower has XXX mths verified reserves, mid FICO of XXX low DTI of XXX	XXX XXX Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Recd updated EOI Compliance Resubmission XXX: The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXX), while the Calculated Projected Payments Table has a value of (XXX).

Original Exception: Variance appears to be related to the estimated XXX Insurance premium.
 Per the CD lender used XXX/mth.  Review calculated XXX based on the premium of XXX per deck page (455/603)--The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXX), while the Calculated Projected Payments Table has a value of (XXX). - The Estimated Total Maximum Payment Amount in column XXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXX), while the Calculated Projected Payments Table has a value of (XXX). - XXX - Recd updated EOI; Difference of XXX due to annual premium rounding to the nearest dollar. Per XXX, "If XXX is in file and the escrow payment disclosed in the projected payments table matches the XXX monthly payment, then no exception is warranted".  ** Exception is cleared. Confirmed that the XXX matches to the the projected payment section. XXX XXX Exception Cleared;

XXX XXX Missing Employment doc (VOE) - Missing evidence of XXX yrs self-employment and that business has been in existence for at XXX least years as required per guidelines. XXX reflects date file for XXX  of XXX loan closed XXX  It is noted that the prior to becoming self-employed the borrower was an Associate at XXX from XXX-XXX  - XXX Exception set in error per g/l -Self-employed Borrower income in a licensed profession will be considered from a business that's been in existence for less than (two) XXX years, but greater than one (XXX) year if the Borrower has at least two XXX years of documented previous experience in the same profession, or evidence of formal education in a related field.

2023060469	XXX	Sold	1	1	1	1
2023060477	XXX	Sold	2	1	1	2	Verified Credit history - Middle Credit score XXX with no history of delinquency reported.;	XXX Appraisal Value is not supported by comparables - Subject is XXX Unit and sales comparables used are XXX Units. Investor oved exception pg 177., Client Comment: Investor oved exception pg 177.	XXX XXX Undisclosed or Excluded Debt - Missing verification of mortgages for non-subject REO, XXX and XXX; Number of Mortgages and Unpaid Balances must be verified. - XXX - Exception is cleared with the attached VOM's verifying original mortgage amount; loans are fixed rate with satisfactory mortgage rating, thus current mortgage balance is deemed immaterial as usage of the original mortgage amount is most conservative. XXX XXX Exception Cleared;

XXX Underwriting Loan oval is Deficient - Missing lender oval/UW Decision; only 1008 provided. - XXX - Exception is cleared with the attached UW Decision.  XXX Exception Cleared;

2023060470	XXX	Sold	2	1	2	2	Verified Credit history - Middle Credit score XXX with no history of delinquency reported. Minimum Credit score required XXX; Low LTV/CLTV/HCLTV - XXX LTV < 90% Max Allowed;	XXX LE / XXX-Disclosure Made Post-Consummation - XXX issued XXX to correct Seller utility Payment disclosed in Section H., Client Comment: Initial Grade - XXX

XXX Property Values Declining - Median comparable list price is indicated to be declining (pg 101). "The subjects market over the past XXX years has demonstrated lower inventory and increasing prices. Correctly priced homes were going under contract in a matter of days, many times above list price, and under multiple offers. Many markets are now slowing down due to high interest rates. Inventory is slowly increasing as well as days on market", as per aiser.

It should also be noted that the Appraisal value XXX > Predominant Value of XXX, Client Comment: XXX - Recd response from investor, "Yes, the new Appraisal language would be acceptable." **On XXX, Recd correctedAppraisal; aiser noted the following, "Typo. Median list price is stable. Page 1 of URAR and 1004 XXX updated. The subject is not an over improvement despite varying from predominant. This variance is a result of age, size and view. It remains within the typical values in the market and no adverse market reaction is noted." XXX Investor Acknowledged Exception;	XXX XXX Potential Credit depth risk - Minimum Number of Tradelines is less than XXX - Minimum tradeline requirement not met; XXX Installment Rated XXX Month and XXX Revolving Rated XXX Months. - XXX - "Per the guidelines, it looks like it is not required for all XXX tradelines to be opened, just XXX that has been opened and active for the past XXX months."
 ** Agree. Per lender guide, Each Borrower must have an established Credit  history and the following must appear on their Credit  bureau report:
A minimum of XXX (XXX) trade lines from traditional Credit  sources that reported for XXX months or more.
At least XXX (XXX) of these must be open and active for the last XXX months.
Minimum tradeline requirement satisfied with closed tradelines. XXX XXX Exception Cleared;

DEED XXX Missing XXX Rider - Missing XXX Rider; Property is a XXX, as per XXXe Commitment and Appraisal Report, however, a XXX Rider was not produced or signed at closing (pg 93, 427,205-XXX Rider Not Checked on Mortgage). - XXX - Exception is cleared with the attached copy of the recorded XXX Rider and corresponding Affidavit. DEED XXX Exception Cleared;

COMP XXX File Documentation is Incomplete - Missing a complete copy of the closing package signed at closing, to include closing instructions, disclosures, and lender/state specific disclosures. The following documentation, as applicable, is missing:

Closing Instructions / Documents
Acknowledgment
Affidavit of Occupancy
XXX
Amortization Schedule
Anti-Money Laundering & XXX Compliance
Borrower Certification & Authorization
Borrower Consent To The Use Of Tax Return Info
Certificate of Loans to One Borrower
Compliance Agreement
Credit  Score Disclosure
XXX
Escrow Waiver
Errors & Omissions
Financial Status Affidavit
Flood Hazard Determination
Hazard Insurance Authorization & Requirements
Hazard Insurance Endorsement Letter
XXX/XXX Information
Invoice
Limited XXX Correction Agreement
Notice of Servicing Transfer
Notice of Furnishing Negative Info
Privacy Policy
Patriot Act Disclosure
Occupancy Affidavit
Occupancy/ Mailing Address Certification
Undisclosed Debt Acknowledgment

Closing Documentation Provided in File:
Note
Mortgage
First Payment Letter
Initial Escrow Disclosure
4506-C
W-9
Signature/Name Affidavit
Patriot Act
Tax Information Sheet

XXX - Exception is cleared with the attached borrower executed Loan Quality Initiative form. COMP XXX Exception Cleared;

XXX XXX Missing Tax Payer Consent Notice / Acknowledgment - Missing taxpayer consent executed at closing. - XXX - Exception is cleared with the attached copy of the taxpayer consent form executed at closing. XXX XXX Exception Cleared;

XXX XXX Asset Documentation is Insufficient - Borrower conducts business through a personal account. Per lender guide, XXX months business bank statements must be provided to validate borrower utilizes separate accounts for personal and business banking transaction. Missing investor acknowledgment for the exception to lender guide.

NOTE: CPA expense ratio of XXX used for income calculation. - XXX - "Because they do not have business bank statements, we qualified off of "Business Bank Statement Method". ** Agree. Per lender guide XXX Months Business Bank Statements, Co-mingled funds may be considered IF the borrowers sole proprietorship is also the borrowers name. Borrowers business transactions are posted to the borrowers personal account; no separate business name and borrower is XXX owner. XXX XXX Exception Cleared;

APRV XXX Underwriting Loan oval is Deficient - Missing bank statement calculator and XXX. - XXX - Exception is cleared with the attached bank statement calculator. APRV XXX Exception Cleared;

FRAUD XXX Fraud report alerts have not been addressed - Missing fraud report with all alerts satisfactorily addressed; Fraud Report in file has Auto Refer pg 443. - XXX - Recd updated fraud report with XXX/Pass score with all alerts cleared. FRAUD XXX Exception Cleared;

XXX XXX Missing Required Property XXXe Search - Missing copy of the Survey for subject property; subject is located in XXX. - XXX - Exception is cleared with the attached copy of the survey. XXX XXX  Exception Cleared;

2023060471	XXX	Sold	2	2	1	1	Low LTV/CLTV/HCLTV - XXX LTV < XXX Max Allowed; Low DTI - XXX DTI < 50% Max Allowed;	XXX Sales Contract is not executed by all Parties - Missing executed Purchase contract addendum adding XXX Compensating Factors: Low LTV/CLTV/HCLTV (XXX - "XXX is a non-occupying borrower. Would he still need to be included on the Purchase contract, as the guidelines do not specify this." ** Initial grade XXX for missing Addendum to Purchase Agreement to add non-occupying co-borrower. XXX instructions state that in the event there is a variance between the Purchase Agreement and the final terms of the transaction the escrow agent will close the transaction is accordance to the final terms of the transaction.XXX Exception Overridden to XXX;)

XXX Missing Verification of Liability (Contingent or Otherwise) - B1/B2 Credit inquiry indicates new debt acquired with XXX and XXX, however, verification of debt not provided in file., Compensating Factors: Low LTV/CLTV/HCLTV (XXX - Recd processor cert, "The new line of Credit that was open for XXX and XXX, are in the name of the borrowers businesses. Due to them being under the borrowers businesses, they will not reflect on the personal Credit report. I have uploaded the statements for both lines of Credit ." Included are copies of the billing statements evidencing debt being held in the name of business. ** Per lender guide, Business debts for which the borrower is personally liable are included in the debt calculation. If the account is new, it must be included in the DTI calculations. DTI XXX < XXX with business debt included. XXX billing statement is post-consummation dated, thus overriding to XXX in support undisclosed debt monitoring report reflecting no reported notifications provided in file. XXX Exception Overridden to XXX;)	XXX XXX Appraisal Requirements are Not Met - Missing aiser certification stating the Appraisal was prepared in accordance with XXXe XI of XXX and any implementing regulations - XXX - XXX Certification located on pg 128 in the original file. XXX Exception Cleared;

APRV XXX Underwriting Loan oval is Deficient - Missing XXX with recommendation ove/ineligible. -XXX - Recd XXX Submission XXX with recommendation of ove/Ineligible. APRV XXX Exception Cleared;

DEED XXX Missing Notary on Mortgage/DOT - Deed of Trust is missing the loose notary certification as noted on pg 15 of 15 (pg 741). Statutory Warranty Deed is also missing the notarization (pg 748). - XXX - Exception is cleared with the attached copies of the recorded Deed of Trust and Statutory Warranty Deed that include notarization. DEED 0022 Exception Cleared;

COMP XXX File Documentation is Incomplete - Missing complete closing package to include all disclosures executed at closing; only closing documents provided in file were the Note, DOT, First Payment Letter, Initial Escrow Account Disclosure, XXX-C, W-9, Signature Name Affidavit, Patriot Act Disclosure, and Appraisal Acknowledgement provided.

Missing the following documents provided at closing, as applicable:
Closing Instructions
Amortization
XXX Day Letter-Hardship Letter
Authorization to Release XXX
Borrowers Authorization to Release Information
Credit  Score Disclosure-Notice to Home Loan Applicant
XXX
Error and Omission-Compliance Agreement
Fair Credit  Reporting Disclosure
Fair Lending
Hazard-Flood Insurance Notice
Important Information About Your Property Taxes
Impound Authorization
Notice Concerning Furnishing of Negative Info to Consumer Reporting
Notice to Borrower Special Flood Zone
Occupancy Affidavit
Privacy Notice
Rate Lock-In Agreement Disclosure
Statement of Anti Coercion - XXX
Opting Out of Information Sharing
Notice of Penalties for Making False Statements
Mortgage Fraud is Investigated by the XXX

 - XXX - Recd B3 executed Loan Quality Initiative Disclosure. COMP XXX Exception Cleared;

2023060484	XXX	Sold	2	2	1	2	Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines required 6 months per final CD (pgXXX).
; Verified Credit history - Borrower has XXX qualifying FICO which exceeds 680 minimum required per matrix.; Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program matrix.;	XXX Missing Third Party Appraisal Review - Appraisal reviews are required for all loan amounts per Guidelines pg.22/45; CDA or ARR not in file., Client Comment: Per Investor email dated XXX, override missing CDA based on XXX CU with score of XXX

XXX Missing Initial 1003 Application - Missing Initial 1003 Application not in file., Client Comment: Pe XXX dated email, the Investor acknowledged an override for a missing initial 1003 on a business purpose loan.

XXX Discrepancy between 1003 and documentation stated and/or verified in file - Final 1003 (pg.206-210) listed XXX REO properties obtained new loans by XXX not able to match/verified with Credit  report (pg. 221). Needs to be verified as XXX exposure may not exceed XXX loans or XXX aggregate for each borrower (pg.29), Client Comment: Per XXX dated email, the Investor acknowledged to override exception.

*Exception Overridden to XXX status.	XXX XXX Income Documentation is Insufficient - Per XXX Credit Guidelines DSCR XXX XXX, Section 5.1 )p. 15), Seller must supply evidence of the DSCR calculation amount, i.e., the amount to be listed on the 1008 or the XXX DSCR income calculation worksheet. - XXX - Received a response of "find the updated 1008 with the DSCR calculation".
*Exception cleared.  1008 reflects a DSCR ratio calculation under Underwriter comments a XXX

 XXX Appraisal is Incomplete - Preliminary XXXe (pg.290) shows Subject Property acquired XXX Appraisal does not include date of prior sale in report or analysis.  - XXX - Received a revised Appraisal reflecting a prior sale date in C3 condition for XXX sale price on XXX  aiser notes this was a standard sale (pg. 12/33).
*Exception Cleared. Per revised Preliminary XXXe received on XXX no conveyance of the land within XXX months except for the recorded document on XXX that was a deed transfer from XXX to the borrower. An online search by Reviewer confirmed that the borrower is the Registered agent for the XXX, thus this was a Deed transfer and not a Purchase transaction. No Purchase occurred on XXX.

XXX XXX XXXe Policy - Schedule A Exception - Preliminary Report (pg.290) in file reflects  Loan amount XXX and Loan No XXX when Subject Loan amount is XXX and Loan No XXX per Note pg.32 - XXX - Received lender response of: "please find the updated prelim".
*Exception Cleared. Received updated Preliminary report

2023060483	XXX	Sold	2	2	1	2	Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX for an Investment Cash Out Refinance transaction.; Verified housing payment history - Credit report (pg. XXX) in file reflects XXX months of satisfactory mortgage history paid XXX ; Verified reserves - XXX months reserves based on cashout proceeds remains after closing when guidelines required XXX total (XXX for subject and XXX for additional REO financed.) ;	XXX Missing XXX Party Appraisal Review - Missing satisfactory CDA or ARR. Appraisal reviews are required for all loan amounts per Guidelines pg.22/45. File contains XXX and XXX but guidelines require a CDA or ARR to support the value. , Client Comment: Per Investor email dated XXX override missing CDA based on XXX CU with score of XXX

XXX Missing Initial 1003 Application - Missing Initial 1003 Application. Application date XXX per Loan Detail Report (pg.161) and based on Credit report date (pg. 42). , Client Comment: Per XXX dated email, the Investor acknowledged an override for a missing initial 1003 on a business purpose loan.	XXX XXX Credit Documentation is Insufficient - Missing guideline required completed and executed Business Purpose and Occupancy Affidavit (XXX Credit Guideline section XXX). File contains an Occupancy Certification (pg. 288) but is missing the Business Purpose and Occupancy affidavit. - XXX - Received Investor email including a 2-pg. document containing Borrower Certification of Business Purpose plus the Occupancy Certification both date XXX.

*Exception Cleared.

2023060485	XXX	Sold	2	2	1	1				Verified reserves - XXX months reserves remain from cash out proceeds from subject transaction. Guidelines required 6 months. ;	XXX Missing Initial 1003 Application - Missing initial 1003 application. Subject loan closed under a DSCR business purpose program. , Client Comment: Per XXX dated email, the Investor acknowledged an override for a missing initial 1003 on a business purpose loan.
2023060420	XXX	Sold	2	2	1	1	Verified Credit history - Borrower mid FICO XXX w/a minimum requirement of 660; Verified reserves - XXX mths verified reserves w/a minimum requirement of 6 (A total of XXX accounts were used to qualify. For XXX of the XXX accounts (XXX) only XXX statement was provided. Documentation for all of the other accounts met the guideline requirement of 2 months or most recent quarterly statement.);	XXX Missing Final 1003 Application - Missing copy of the final executed 1003 (dated XXX). Only the initial executed 1003 was located in the loan file., Client Comment: Waived per Investor, per lender response "this is a Business Purpose Loan and we only require an initial 1003". No final 1003 was obtained.

XXX Asset Documentation is Insufficient - Missing XXX mths statements for XXX A/# ending in XXX Only the statement covering XXX provided for review., Client Comment: Waived per Investor, will accept statement covering XXX month.	ECOA XXX No evidence lender provided copies of writtenAppraisals - Missing documentation to evidence of Appraisal delivery to borrower or executed waiver of right to receiveAppraisal. - XXX Copy of email to evidence delivery of Appraisal received.

HUD XXX HUD-XXX is Incomplete - Missing final settlement statement executed by closing agent.  Settlement statements in file pgs 451/455 are only executed by the sellers/borrower. - XXX - Received 5-pg. XXX Combined Settlement Statement document that reflects closer's signature on pages 4 and 5.
*Exception Cleared.

COMP XXX Escrow account disclosure statement not delivered at closing - Missing copy of the Initial Escrow Account Disclosure / Statement.  Per settlement statement escrows for XXX established. - XXX Exception set in error.  XXX is part of XXX. Business purpose loans are not subject to regulatory compliance testing, including XXX.

 XXX  Documentation is Insufficient - Missing budgetfor XXX  Assoc. - XXX Per lender full review was not completed as loan meets qualifying attributes for Limited review. (Investment XXX LTV)

2023060481	XXX	Sold	1	1	1	1	Low LTV/CLTV/HCLTV - XXX LTV < 65% Max;	COMP XXX Escrow account disclosure statement not delivered at closing - Missing initial escrow account disclosure - XXX - Exception set in error, not applicable to business purpose loans. ** Lender did provideXXX. COMPXXX Exception Cleared;

APRV XXX Underwriting Loan oval is Deficient - Missing final loan oval/UW Decision; 1008 and DSCR worksheet provided. - XXX - Exception is cleared with the attached copy of the UW Decision. APRV XXX Exception Cleared;

GIDE XXX Guideline Exception(s) - Missing plat map and survey. -XXX - Exception is cleared with the attached copy of the survey; plat map located in file pg 326. GIDE XXX Exception Cleared;

QMATR XXX Missing leases for rental properties on Schedule E - Transaction date in XXX is prior to lease period start date in XXX. Investor oved exception in file (pg 298), however, loan file is missing first months rent, as required per oval. Security deposit and Lease Agreement provided. - XXX Cash receipt in the amount of XXX dated XXX received.

2023060472	XXX	Sold	2	1	1	2	Low DTI - DTI is XXX w/a max allowed of XXX; Verified Credit history - Borrowers mid FICO is XXX w/a minimum requirement of XXX;	XXX Property Type is prohibited - Lender Acknowledged Exception for Ineligible Property due to subject being a Condominium Conversion.-- Finding is pending investor acknowledgment and acceptance. (Lender Exception pgs 221-226), Client Comment: Investor acknowledged exception.	COND XXX Condo Documentation is Insufficient - Missing subject Condo Questionnaire for XXX and all supporting documentation. - XXX Per guidelines XXX oved projects as an acceptable project review type. Investor does not require questionnaire with XXX oval.

2023060473	XXX	Sold	1	1	1	1	Verified reserves - XXX mos verified reserves > 6 mon required;	HUD XXX HUD-XXX is Incomplete - Missing copy of the final CD / Settlement Statement. Per the DOT the Notary transaction date is XXX. Only CD reflecting Disbursement Date of XXX. - XXX - Recd email correspondence from the notary stating, " This is my closing and I was the notary. Sorry, I guess I have terrible handwriting. This my XXX. This was done on theXXX. ** The notary date on the XXX Patriot Act Disclosures (pg 740-741) support closing date of XXX. HUD XXX Exception Cleared;

2023060474	XXX	Sold	1	1	1	1	Low DTI - Review DTI is XXX w/a max allowed of 50%; Verified Credit history - Borrower has a mid FICO of XXX w/a minimum requirement of 680; Verified reserves - Borrower has XXX mths verified personal reserves w/a minimum requirement of 6 mths.; Verified housing payment history - XXX mths of mortgage history verified XXX per XXX.;	ECOA XXX No evidence lender provided copies of writtenAppraisals - Missing documentation to evidence delivery of XXX Appraisal dated XXX. - XXX Documentation to verify delivery of XXX Appraisal to borrower on XXX received.

 XXX Appraisal is Incomplete - Missing color copy of the XXX Appraisal dated XXX with value of XXX. - XXX Color copy of Appraisal received.

DEED XXX Mortgage/Deed of Trust is not Recorded - Missing copy of recorded Mortgage or copy of the lenders instruction's to the closing agent to verify requirement for the recorded document. - XXX Copy of recorded DOT received.